Restatement of prior period financial statements - Summary of Opening Balance Adjustment of IFRS 15 and IFRS 9 - Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Disclosure Of Restatement [Line Items]
Profit for the period	£ 1,144	£ 881
Other comprehensive income (loss)	(91)	(78)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	(292)	(4)
Tax on pension remeasurements	(58)	(17)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	74	(115)
Fair value movements on available-for-sale assets	5	4
Fair value movements on cash flow hedges:
- net fair value (losses) gains	477	(49)
- recognised in income and expense	(293)	78
Movement on cost of hedging reserve	(90)
Tax on components of other comprehensive income that have been or may be reclassified	30	9
Other comprehensive profit (loss) for the period, net of tax	(91)	(78)
Total comprehensive income (loss) for the period	£ 1,053	£ 803
Previously reported [member]
Disclosure Of Restatement [Line Items]
Profit for the period			£ 2,184
Other comprehensive income (loss)			1,547
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation			2,160
Tax on pension remeasurements			(346)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations			(188)
Fair value movements on available-for-sale assets			11
Fair value movements on cash flow hedges:
- net fair value (losses) gains			(368)
- recognised in income and expense			277
Movement on cost of hedging reserve			0
Tax on components of other comprehensive income that have been or may be reclassified			1
Other comprehensive profit (loss) for the period, net of tax			1,547
Total comprehensive income (loss) for the period			3,731
Pension adjustments [member]
Disclosure Of Restatement [Line Items]
Other comprehensive income (loss)			(393)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation			(476)
Tax on pension remeasurements			83
Fair value movements on cash flow hedges:
Movement on cost of hedging reserve			0
Other comprehensive profit (loss) for the period, net of tax			(393)
Total comprehensive income (loss) for the period			(393)
Restated [member]
Disclosure Of Restatement [Line Items]
Profit for the period			2,184
Other comprehensive income (loss)			1,154
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation			1,684
Tax on pension remeasurements			(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations			(188)
Fair value movements on available-for-sale assets			11
Fair value movements on cash flow hedges:
- net fair value (losses) gains			(368)
- recognised in income and expense			277
Movement on cost of hedging reserve			0
Tax on components of other comprehensive income that have been or may be reclassified			1
Other comprehensive profit (loss) for the period, net of tax			1,154
Total comprehensive income (loss) for the period			£ 3,338